UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                                 101 Federal St.

                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive

                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2005

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.



[SEI INVESTMENTS LOGO OMITTED]




                                               Annual Report as of June 30, 2005



                                                          SEI Liquid Asset Trust


                                                        Treasury Securities Fund

                                                           Prime Obligation Fund

TABLE OF CONTENTS




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Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                        2
--------------------------------------------------------------------------------
Statements of Net Assets                                                       3
--------------------------------------------------------------------------------
Statements of Operations                                                       6
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                            7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            11
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   14
--------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                                   15
--------------------------------------------------------------------------------
Notice to Shareholders                                                        18
--------------------------------------------------------------------------------
Shareholder Voting Results                                                    19
--------------------------------------------------------------------------------




The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------



SEI LIQUID ASSET TRUST -- JUNE 30, 2005


To Our Shareholders:


The fiscal year ending on June 30, 2005 was a period of growth despite moments of trepidation. Overall, the U.S. economy has performed well, supported by robust consumer spending, renewed business investment and a booming residential real estate market. Over the second half of 2004, uncertainty reigned with the onset of the Federal Reserve tightening, escalating violence in the Middle-East and the November Presidential election all weighing on sentiment. Nonetheless, the calendar year ended with strong capital market performance in both fixed income and equity markets. Early in 2005, mixed economic data, downgrades in the auto sector and volatility in credit markets weighed negatively on asset markets. However, improving investor confidence over the course of the second quarter, fueled by positive economic data and clarity on the Fed policy front, led to stronger market conditions into the end of the quarter.

Amid volatility in the both the equity and fixed income markets, money market investments have provided stability for investors. Since June 30, 2004, the Fed has raised short rates nine times in nine meetings, bringing the target rate from 1% to 3.25% today. Looking forward, the economic outlook continues to be positive. While oil prices remain high and the housing market has gone from frothy to overheated, firmer labor markets, improving consumer and business confidence and stronger manufacturing data all augur well for the balance of the year. The inflation outlook remains relatively benign, but the current "measured pace" of short rate hikes is likely to continue over the balance of 2005 and into 2006.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Liquid Asset Trust. My colleagues and I are working hard to maintain that trust, and we look forward to serving your investment needs in the future.


Sincerely,


/s/ Edward D. Loughlin


Edward D. Loughlin
President




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                         1

--------------------------------------------------------------------------------

SEI LIQUID ASSET TRUST -- JUNE 30, 2005


Report of Independent Registered Public Accounting Firm


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI LIQUID ASSET TRUST:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Securities Fund and Prime Obligation Fund (two portfolios constituting SEI Liquid Asset Trust, hereafter referred to as the "Trust") at June 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Philadelphia, PA
August 19, 2005




--------------------------------------------------------------------------------
2                         SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Treasury Securities Fund

June 30, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS (UNAUDITED)*:
81.5%    Repurchase Agreements
18.5%    U.S. Treasury Obligations
*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.5%
   U.S. Treasury Bills+
        2.835%, 07/21/05                                $1,000          $   998
        2.679%, 07/28/05                                   479              478
   U.S. Treasury Notes
        1.500%, 07/31/05                                 4,000            3,996
        1.625%, 10/31/05                                 1,000              995
        5.750%, 11/15/05                                 1,000            1,010
                                                                        -------
Total U.S. Treasury Obligations
   (Cost $7,477) ($ Thousands)                                            7,477
                                                                        -------

REPURCHASE AGREEMENTS (A) -- 81.7%
   Bear Stearns
     2.800%, dated 06/30/05, to be
     repurchased on 07/01/05,
     repurchase price $8,000,622
     (collateralized by various
     U.S. Treasury Bills, ranging in par
     value $1,000,000-$6,770,000,
     0.000%-8.750%, 09/22/05-05/15/17;
     total market value $8,163,750)                      8,000            8,000
   BNP Paribas
     2.850%, dated 06/30/05, to be
     repurchased on 07/01/05, repurchase
     price $8,000,633 (collateralized
     by U.S. Treasury Bill, par value
     $6,494,000, 3.500%, 01/15/11;
     total market value $8,160,622)                      8,000            8,000
   Deutsche Bank
     2.950%, dated 06/30/05, to be
     repurchased on 07/01/05, repurchase
     price $8,948,733 (collateralized
     by U.S. Treasury Bill, par value
     $8,941,000, 4.000%, 03/15/10;
     total market value $9,127,424)                      8,948            8,948
   Morgan Stanley
     2.900%, dated 06/30/05, to be
     repurchased on 07/01/05, repurchase
     price $8,000,644 (collateralized
     by U.S. Treasury Bill, par value
     $5,334,000, 8.750%, 08/15/20;
     total market value $8,160,866)                      8,000            8,000
                                                                        -------
Total Repurchase Agreements
   (Cost $32,948) ($ Thousands)                                          32,948
                                                                        -------
Total Investments -- 100.2%
   (Cost $40,425) ($ Thousands)                                          40,425
                                                                        -------


--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Administration Fees Payable                                             $   (10)
Investment Advisory Fees Payable                                             (2)
Income Distribution Payable                                                 (85)
Other Assets and Liabilities, Net                                            24
                                                                        -------
Total Other Assets and Liabilities                                          (73)
                                                                        -------
Net Assets -- 100.0%                                                    $40,352
                                                                        =======

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                            $40,383
Undistributed net investment income                                          32
Accumulated net realized loss on investments                                (63)
                                                                        -------
Net Assets                                                              $40,352
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($40,352,461 / 40,383,067 shares)                                      $1.00
                                                                        =======
+ The rate reported is the effective yield at time of purchase.
(A) Tri-Party Repurchase Agreement


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                         3

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS


Prime Obligation Fund

June 30, 2005
--------------------------------------------------------------------------------
[THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]
SECTOR WEIGHTINGS (UNAUDITED)*:
50.0%    Commercial Paper
25.2%    Corporate Obligations
 9.7%    Repurchase Agreement
 7.9%    Certificates of Deposit
 4.3%    Insurance Funding Agreement
 2.9%    U.S. Government Agency Obligation
*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 25.2%
BANKS -- 0.2%
   Wachovia Corporation
        6.625%, 07/15/05                               $ 1,100         $  1,102
                                                                       --------
FINANCIAL SERVICES (A) (B) -- 19.3%
   K2 LLC
        3.170%, 07/15/05                                30,000           29,997
   Sigma Finance Incorporated
        3.168%, 07/15/05                                25,000           24,996
   Tango Finance Corporation
        3.304%, 07/25/05                                35,000           35,003
   Whistlejacket Capital LLC
        3.215%, 07/20/05                                25,000           24,998
   White Pine Finance LLC
        3.284%, 07/25/05                                20,000           19,998
                                                                       --------
                                                                        134,992
                                                                       --------
INVESTMENT BANKERS/BROKER DEALERS (A) -- 5.7%
   Goldman Sachs Group
        3.270%, 07/13/05                                20,000           20,000
   Morgan Stanley
        3.290%, 07/01/05                                20,000           20,000
                                                                       --------
                                                                         40,000
                                                                       --------
Total Corporate Obligations
   (Cost $176,094) ($ Thousands)                                        176,094
                                                                       --------

COMMERCIAL PAPER+ -- 50.1%
FINANCIAL SERVICES -- 44.3%
   Ajax Bambino Funding Incorporated
        3.418%, 09/15/05                                25,000           24,821
   Amstel Funding Corporation
        3.348%, 09/15/05                                25,000           24,825
   Atlantis One Funding Corporation
        2.840%, 07/18/05                                35,000           34,954
   Crown Point Capital Company LLC
        3.383%, 11/08/05                                 6,000            5,928
   Ford Credit Auto Receivable Owner Trust
        3.232%, 09/15/05                                35,000           34,765
   General Electric Capital Corporation
        3.225%, 11/16/05                                25,000           24,698


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Giro Balanced Funding Corporation
        3.369%, 09/13/05                                $25,000         $24,828
   Govco Incorporated
        3.207%, 08/22/05                                10,000            9,954
   Lexington Parker Capital Company,
     LLC (A)
        3.192%, 07/22/05                                25,000           24,998
   Mane Funding Corporation
        3.409%, 09/22/05                                25,000           24,805
   Picaros Funding PLC
        3.377%, 11/04/05                                15,000           14,826
   Stanfield Victoria Funding LLC
        3.175%, 08/08/05                                 4,000            3,987
   Sunbelt Funding Corporation
        3.237%, 08/09/05                                31,449           31,339
   Tulip Funding Corporation
        3.287%, 09/01/05                                25,000           24,860
                                                                       --------
                                                                        309,588
                                                                       --------
INVESTMENT BANKERS/BROKER DEALERS -- 5.8%
   Goldman Sachs Group
        2.400%, 08/10/05                                 6,000            5,984
   Lehman Brothers Holdings
        3.100%, 11/04/05                                20,000           19,788
        3.240%, 07/22/05                                15,000           15,000
                                                                       --------
                                                                         40,772
                                                                       --------
Total Commercial Paper
   (Cost $350,360) ($ Thousands)                                        350,360
                                                                       --------

CERTIFICATES OF DEPOSIT -- 7.9%
BANKS -- 7.9%
   Branch Banking & Trust (A)
        3.160%, 08/10/05                                20,000           19,999
   Regions Bank
        3.090%, 11/08/05                                20,000           20,000
   SunTrust Bank
        3.330%, 10/12/05                                15,500           15,500
                                                                       --------
                                                                         55,499
                                                                       --------
Total Certificates of Deposit
   (Cost $55,499) ($ Thousands)                                          55,499
                                                                       --------


--------------------------------------------------------------------------------
4                         SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
INSURANCE FUNDING AGREEMENT (A) (C) -- 4.3%
INSURANCE -- 4.3%
   MetLife Funding Agreement
        3.290%, 08/01/05                               $30,000         $ 30,000
                                                                       --------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                       --------

U.S. GOVERNMENT AGENCY OBLIGATION (A) -- 2.9%
   FNMA
        3.005%, 07/06/05                                20,000           20,000
                                                                       --------
Total U.S. Government Agency Obligation
   (Cost $20,000) ($ Thousands)                                          20,000
                                                                       --------

REPURCHASE AGREEMENT (D) -- 9.7%
   BNP Paribas
     3.300%, dated 06/30/05, to be
     repurchased on 07/01/05, repurchase
     price $67,987,232 (collateralized by
     various U.S. Government Obligations,
     ranging in par value $4,162,000-
     $50,000,000, 0.000%-6.125%,
     07/26/05-03/15/12; total market
     value $69,340,762)                                 67,981           67,981
                                                                       --------
Total Repurchase Agreement
   (Cost $67,981) ($ Thousands)                                          67,981
                                                                       --------
Total Investments -- 100.1%
   (Cost $699,934) ($ Thousands)                                        699,934
                                                                       --------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                              (1,598)
Administration Fees Payable                                                (202)
Investment Advisory Fees Payable                                            (33)
Trustees' Fees Payable                                                       (1)
Payable for Fund Shares Redeemed                                             (3)
Other Assets and Liabilities, Net                                           859
                                                                       --------
Total Other Assets and Liabilities                                         (978)
                                                                       --------
Net Assets -- 100.0%                                                   $698,956
                                                                       ========


--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                           $699,003
Distributions in excess of net investment income                             (3)
Accumulated net realized loss on investments                                (44)
                                                                       --------
Total Net Assets                                                       $698,956
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($698,956,221 / 699,002,698 shares)                                    $1.00
                                                                       ========
+ The rate reported is the effective yield at the time of purchase.
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2005. The date shown is the earlier of the reset date or demand date.
(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(C) Security considered illiquid. The total value of the security as of June 30, 2005 was $30,000,000.
(D) Tri-Party Repurchase Agreement
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
PLC -- Public Liability Company


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                         5

--------------------------------------------------------------------------------



Statements of Operations ($ Thousands)


For the year ended June 30, 2005

----------------------------------------------------------------------------------------------------------------------
                                                                      TREASURY SECURITIES          PRIME OBLIGATION
                                                                                     FUND                      FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                                   $839                   $17,637
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                                166                     3,343
   Shareholder Servicing Fees - Class A                                                99                     1,990
   Investment Advisory Fees                                                            21                       421
   Trustees' Fees                                                                       1                        19
   Printing Fees                                                                       10                       155
   Professional Fees                                                                    4                        73
   Custodian/Wire Agent Fees                                                            3                        47
   Insurance Expense                                                                    1                        15
   Proxy Costs                                                                          1                        29
   Other Expenses                                                                       8                        76
----------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                     314                     6,168
----------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                              (39)                     (644)
     Shareholder Servicing Fees - Class A                                             (99)                   (1,990)
----------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                       176                     3,534
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 663                    14,103
----------------------------------------------------------------------------------------------------------------------
   Net Realized Loss on Investments                                                    (1)                       (4)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   $662                   $14,099
----------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
6                         SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------



Statements of Changes in Net Assets ($ Thousands)


For the years ended June 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                                           TREASURY SECURITIES             PRIME OBLIGATION
                                                                                          FUND                         FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2005         2004           2005          2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $     663    $     383    $    14,103   $     6,184
   Net Realized Gain (Loss) on Investments                                     (1)           2             (4)            3
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                                          662          385         14,099         6,187
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
     Class A                                                                 (677)        (401)       (14,107)       (6,148)
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                           (677)        (401)       (14,107)       (6,148)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                                          115,914      249,792      6,218,188     7,066,959
     Reinvestment of Dividends                                                 84           47         10,919         5,072
     Cost of Shares Redeemed                                             (112,508)    (292,329)    (6,417,252)   (7,235,555)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                                        3,490      (42,490)      (188,145)     (163,524)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                    3,475      (42,506)      (188,153)     (163,485)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                       36,877       79,383        887,109     1,050,594
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $  40,352    $  36,877    $   698,956   $   887,109
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income (Distributions
     in Excess of Net Investment Income)                                $      32    $      46    $        (3)  $         1
------------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                         7

--------------------------------------------------------------------------------



Financial Highlights


For the years ended June 30,
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------

                                Net Realized
                                         and
        Net Asset                 Unrealized          Total    Dividends
           Value,          Net         Gains           from     from Net                  Net Asset                 Net Assets
        Beginning   Investment            on     Investment   Investment        Total    Value, End      Total   End of Period
        of Period       Income    Securities     Operations       Income    Dividends     of Period     Return+  ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2005     $1.00        $0.02           $--          $0.02       $(0.02)      $(0.02)        $1.00       1.71%     $   40,352
   2004      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       0.63          36,877
   2003      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       1.06          79,383
   2002      1.00         0.02            --           0.02        (0.02)       (0.02)         1.00       1.97         123,955
   2001      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.55         145,961

PRIME OBLIGATION FUND
   CLASS A:
   2005     $1.00        $0.02           $--          $0.02       $(0.02)      $(0.02)        $1.00       1.81%     $  698,956
   2004      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       0.68         887,109
   2003      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       1.12       1,050,594
   2002      1.00         0.02            --           0.02        (0.02)       (0.02)         1.00       2.08       1,026,880
   2001      1.00         0.06            --           0.06        (0.06)       (0.06)         1.00       5.75         983,360

------------------------------------------------------
                                         Ratio of
                       Ratio of Net      Expenses
            Ratio of     Investment    to Average
            Expenses         Income    Net Assets
          to Average     to Average    (Excluding
          Net Assets     Net Assets      Waivers)
------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2005         0.44%          1.68%         0.79%
   2004         0.44           0.61          0.77
   2003         0.44           1.06          0.76
   2002         0.44           2.04          0.75
   2001         0.44           5.58          0.74

PRIME OBLIGATION FUND
   CLASS A:
   2005         0.44%          1.77%         0.77%
   2004         0.44           0.68          0.77
   2003         0.44           1.11          0.76
   2002         0.44           2.05          0.75
   2001         0.44           5.73          0.74

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8                         SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------



Notes to Financial Statements

June 30, 2005

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with two funds: the Treasury Securities Fund and the Prime Obligation Fund (each a "Fund", collectively the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Fund Management (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2005, in order to keep total operating expenses, net of SEI Investment Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of each Fund. During the year expenses related to a proxy conducted by the Funds were charged to the Funds above the cap. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                         9

--------------------------------------------------------------------------------



Notes to Financial Statements (Concluded)


Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Banc of America Capital Management, LLC ("BACAP"), serves as each Fund's investment sub-adviser under an investment sub-advisory agreement. BACAP is paid by SIMC. SIMC compensates BACAP out of the fee it receives from the Funds.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter Mof the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2005 and June 30, 2004 were as follows ($ Thousands):
-------------------------------------------------------------
                                            Ordinary Income
-------------------------------------------------------------
Treasury Securities Fund              2005            $ 677
                                      2004              401
Prime Obligation Fund                 2005           14,107
                                      2004            6,148

As of June 30, 2005, the components of accumulated losses on a tax basis were as follows ($ Thousands):
-------------------------------------------------------------
                                  Treasury            Prime
                                Securities       Obligation
                                      Fund             Fund
-------------------------------------------------------------
Capital Loss Carryforwards:
           Expiring in 2006           $(61)         $    --
           Expiring in 2007             --               --
           Expiring in 2008             --               --
           Expiring in 2009             --               --
           Expiring in 2010             --               --
           Expiring in 2011             (2)             (39)
           Expiring in 2012             --               --
           Expiring in 2013             --               (3)
Undistributed Ordinary Income          118            1,595
Post-October Losses                     (1)              (1)
Other Temporary Differences            (85)          (1,599)
                                      ----          -------
   Total Accumulated Losses           $(31)         $   (47)
                                      ====          =======

Post-October losses represent losses realized on investment transactions from November 1, 2004 through June 30, 2005, that, in accordance with Federal income tax regulations, the Funds defer and treat as have arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

For Federal income tax purposes, the book cost of securities was equal to the tax cost.



--------------------------------------------------------------------------------
10                        SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)



The following chart lists Trustees and Officers as of August 19, 2005.

Set forth below are the names, ages, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND             PRINCIPAL                        IN FUND
     NAME,              POSITION(S)  LENGTH OF        OCCUPATION(S)                      COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH     TIME            DURING PAST                      OVERSEEN               HELD BY
    AND AGE               TRUSTS     SERVED(1)          FIVE YEARS                    BY TRUSTEE(2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher         Chairman   since 1982   Currently performs various                70      Trustee of The Advisors' Inner
One Freedom               of the                 services on behalf of SEI                         Circle Fund, The Advisors'
Valley Drive,            Board of                Investments for which Mr.                         Inner Circle Fund II, Bishop
Oaks, PA 19456           Trustees*               Nesher is compensated.                            Street Funds, Director of
59 yrs. old                                                                                        SEI Global Master Fund, plc,
                                                                                                   SEI Global Assets Fund, plc,
                                                                                                   SEI Global Investments Fund,
                                                                                                   plc, SEI Investments Global,
                                                                                                   Limited, SEI Investments --
                                                                                                   Global Fund Services, Limited,
                                                                                                   SEI Investments (Europe),
                                                                                                   Limited, SEI Investments --
                                                                                                   Unit Trust Management (UK),
                                                                                                   Limited, SEI Global Nominee
                                                                                                   Ltd., SEI Absolute Return
                                                                                                   Master Fund, L.P., SEI
                                                                                                   Absolute Return Fund, L.P.,
                                                                                                   SEI Opportunity Master Fund,
                                                                                                   L.P., SEI Opportunity Fund,
                                                                                                   L.P. and SEI Multi-Strategy
                                                                                                   Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*   since 1982   Self-employed consultant since 2003.      70      Trustee of The Advisors' Inner
1701 Market Street                               Partner, Morgan, Lewis & Bockius                  Circle Fund, The Advisors'
Philadelphia, PA                                 LLP(law firm) from 1976 to 2003,                  Inner Circle Fund II, Director
19103                                            counsel to the Trust, SEI Invest-                 of SEI Investments since 1974.
65 yrs. old                                      ments, SIMC, the Administrator                    Director of the Distributor
                                                 and theDistributor. Secretary                     since 2003. Director of SEI
                                                 of SEI Investments since 1978.                    Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments Global, Limited,
                                                                                                   SEI Investments (Europe),
                                                                                                   Limited, SEI Investments
                                                                                                   (Asia), Limited and SEI Asset
                                                                                                   Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch         Trustee    since 1982   Retired                                   70      Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey          Trustee    since 1995   Attorney, sole practitioner since         70      Trustee of The Advisors' Inner
One Freedom                                      1994. Partner, Dechert Price                      Circle Fund, The Advisors'
Valley Drive,                                    & Rhoads, September 1987-                         Inner Circle Fund II,
Oaks, PA 19456                                   December 1993.                                    Massachusetts Health and
74 yrs. old                                                                                        Education Tax-Exempt Trust,
                                                                                                   and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                        11

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)



------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND             PRINCIPAL                        IN FUND
     NAME,             POSITION(S)   LENGTH OF        OCCUPATION(S)                      COMPLEX          OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH      TIME            DURING PAST                      OVERSEEN                HELD BY
    AND AGE              TRUSTS      SERVED(1)          FIVE YEARS                    BY TRUSTEE(2)             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr. Trustee     since 1996   Self-Employed Consultant, Newfound         70     Trustee of The Advisors' Inner
One Freedom                                      Consultants Inc. since April 1997.                Circle Fund, The Advisors'
Valley Drive                                                                                       Inner Circle Fund II, State
Oaks, PA 19456                                                                                     Street Navigator Securities
62 yrs. old                                                                                        Lending Trust, SEI Absolute
                                                                                                   Return Master Fund, L.P., SEI
                                                                                                   Absolute Return Fund, L.P., SEI
                                                                                                   Opportunity Master Fund, L.P.,
                                                                                                   and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee     since 1999   Director, Governor's Office of Health      70     Director, Sonoco, Inc.; Director,
One Freedom`                                     Care Reform, Commonwealth of                      Exelon Corporation; Trustee,
Valley Drive                                     Pennsylvania since 2003. Founder and              Pennsylvania Real Estate
Oaks, PA 19456                                   Principal, Grecoventures Ltd. from                Investment Trust.
59 yrs. old                                      1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee     since 2003   Managing Partner, Cue Capital since        70     SEI Absolute Return Master
One Freedom                                      March 2002, Managing Partner and                  Fund, L.P., SEI Absolute Return
Valley Drive,                                    Head of Sales, Investorforce, March               Fund, L.P., SEI Opportunity
Oaks, PA 19456                                   2000-December 2001; Global Partner                Master Fund, L.P., and SEI
48 yrs. old                                      working for the CEO, Invesco Capital,             Opportunity Fund, L.P.
                                                 January 1998-January 2000. Head of
                                                 Sales and Client Services, Chancellor
                                                 Capital and later LGT Asset Management,
                                                 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams       Trustee     since 2004   Vice President and Chief Investment        70                 N/A
One Freedom                                      Officer, J. Paul Getty Trust, Non-Profit
Valley Drive,                                    Foundation for Visual Arts, since
Oaks, PA 19456                                   December 2002. President, Harbor
57 yrs. old                                      Capital Advisors and Harbor Mutual
                                                 Funds, 2000-2002. Manager, Pension
                                                 Asset Management, Ford Motor Company,
                                                 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President    since 1982   Executive Vice President, Enterprise       N/A                N/A
One Freedom             & CEO                    Division of SEI Investments since 1993.
Valley Drive,                                    Director and President of SIMC since
Oaks, PA 19456                                   2004. Chief Executive Officer of the
54 yrs. old                                      Administrator and Director of the
                                                 Distributor since 2003. Executive
                                                 Vice President of SIMC, 1999-2004.
                                                 Executive Vice President of the
                                                 Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.    Controller and  since 2003   Director, Fund Accounting and              N/A                N/A
Rodriguez               Chief                    Administration, SEI Investments Global
One Freedom           Financial                  Funds Services since September 2002
Valley Drive,          Officer                   (and 1997-2002); Vice President, Fund
Oaks, PA 19456                                   Administration, BlackRock Financial
43 yrs. old                                      Management (April 2002 to September
                                                 2002).
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto       Vice         since 2002   General Counsel, Vice President and        N/A                N/A
One Freedom          President                   Secretary of SIMC and the Administrator
Valley Drive            and                      since 2004. Vice President and Assistant
Oaks, PA 19456       Secretary                   Secretary of SEI Investments since 2001.
37 yrs. old                                      Vice President of SIMC and the
                                                 Administrator since 1999. Assistant
                                                 Secretary of SIMC, the Administrator and
                                                 the Distributor and Vice President of the
                                                 Distributor, 1999-2003.



--------------------------------------------------------------------------------
12                        SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                                NUMBER OF
                                      OFFICE                                                PORTFOLIOS
                                       AND                 PRINCIPAL                          IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                       COMPLEX       OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                       OVERSEEN             HELD BY
    AND AGE           TRUSTS          SERVED1              FIVE YEARS                       BY TRUSTEE2           TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------
Sofia A. Rosala        Vice         since 2004   Vice President and Assistant Secretary of      N/A                N/A
One Freedom         President                    SIMC and the Administrator since 2005.
Valley Drive            and                      Compliance Officer of SEI Investments
Oaks, PA 19456      Assistant                    September 2001-2004. Account and Product
31 yrs. old          Secretary                   Consultant, SEI Private Trust Company, 1998-2001.
----------------------------------------------------------------------------------------------------------------------------------

Philip T. Masterson    Vice         since 2004   Vice President and Assistant Secretary of      N/A                N/A
One Freedom         President                    SIMC since 2005. General Counsel,
Valley Drive            and                      Citco Mutual Fund Services, 2003-2004.
Oaks, PA 19456      Assistant                    Vice President and Associate Counsel,
41 yrs. old          Secretary                   OppenheimerFunds, 2001-2003.
                                                 Vice President and Assistant Counsel,
                                                 Oppenheimer Funds, 1997-2001.
----------------------------------------------------------------------------------------------------------------------------------

James Ndiaye           Vice         since 2005   Vice President and Assistant Secretary of      N/A                N/A
One Freedom         President                    SIMC since 2005. Vice President,
Valley Drive            and                      Deutsche Asset Management (2003-2004).
Oaks, PA 19456      Assistant                    Associate, Morgan, Lewis & Bockius LLP
36 yrs. old          Secretary                   (2000-2003). Assistant Vice President,
                                                 ING Variable Annuities Group (1999-2000).
----------------------------------------------------------------------------------------------------------------------------------

Michael T. Pang        Vice         since 2005   Vice President and Assistant Secretary of      N/A                N/A
One Freedom         President                    SIMC since 2005. Counsel, Caledonian
Valley Drive            and                      Bank & Trust's Mutual Funds Group (2004).
Oaks, PA 19456      Assistant                    Counsel, Permal Asset Management
33 yrs. old          Secretary                   (2001-2004).  Associate, Schulte, Roth &
                                                 Zabel's Investment Management Group
                                                 (2000-2001). Staff Attorney, U.S. SEC's
                                                 Division of Enforcement, Northeast Regional
                                                 Office (1997-2000).
----------------------------------------------------------------------------------------------------------------------------------

John J. McCue          Vice         since 2004   Director of Portfolio Implementations for      N/A                N/A
One Freedom         President                    SIMC since 1995. Managing Director
Valley Drive                                     of Money Market Investments for
Oaks, PA 19456                                   SIMC since 2003.
42 yrs. old
----------------------------------------------------------------------------------------------------------------------------------

Thomas D. Jones, III   Chief        since 2004   Chief Compliance Officer and Assistant         N/A                N/A
One Freedom         Compliance                   Secretary of SIMC since March
Valley Drive          Officer                    2004. First Vice President, Merrill
Oaks, PA 19456                                   Lynch Investment Managers
40 yrs. old                                      (Americas) from 2003-2004. Director,
                                                 Merrill Lynch Investment Managers
                                                 (Americas), 2001-2002. Vice President,
                                                 Merrill Lynch Investment Managers
                                                 (Americas), 1998-2000.
----------------------------------------------------------------------------------------------------------------------------------

Nicole Welch        Anti-Money      since 2005   Assistant Vice President and Anti-Money        N/A                N/A
One Freedom         Laundering                   Laundering Compliance Coordinator of SEI
Valley Drive        Compliance                   Investments since 2005. Compliance Analyst,
Oaks, PA 19456        Officer                    TD Waterhouse (2004). Senior Compliance
27 yrs. old                                      Analyst, UBS Financial Services (2002-2004).
                                                 Knowledge Management Analyst,
                                                 PriceWaterhouseCoopers Consulting (2000-2002).
--------------------------------------------------------------------------------------------------------------------------------

1Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
2The Fund Complex includes the following Trusts: SEI Asset Allocation Trust,SEI
 Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                        13

--------------------------------------------------------------------------------



Disclosure of Fund Expenses (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                             BEGINNING     ENDING                 EXPENSES
                              ACCOUNT     ACCOUNT   ANNUALIZED     PAID
                               VALUE       VALUE      EXPENSE     DURING
                              12/31/04    6/30/05     RATIOS      PERIOD*
--------------------------------------------------------------------------------
Treasury Securities Fund -- Class A
--------------------------------------------------------------------------------
ACTUAL FUND RETURN           $1,000.00   $1,011.10     0.45%       $2.22
HYPOTHETICAL 5% RETURN        1,000.00    1,022.58     0.45         2.24
--------------------------------------------------------------------------------
Prime Obligation Fund -- Class A
--------------------------------------------------------------------------------
ACTUAL FUND RETURN           $1,000.00   $1,011.60     0.45%       $2.22
HYPOTHETICAL 5% RETURN        1,000.00    1,022.58     0.45         2.24


*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
14                        SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------



Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Liquid Asset Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and SIMC may manage a portion of the Funds' assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the sub-adviser is responsible for the day-to-day investment management of all of the assets of the Funds. The sub-adviser also is responsible for managing its employees who provide services to these Funds. The sub-adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies, as well as the sub-adviser's regulatory compliance policies and procedures.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the trustees who are not parties to the Investment Advisory Agreements or "interested persons" (as defined under the 1940 Act) of any party to the Investment Advisory Agreements (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC and the sub-adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on March 9, 2005 to consider whether to renew the Advisory Agreement between the Trust and SIMC. In preparation for the meeting, the Board provided SIMC with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks and peer universes, the levels of fees for various categories of services provided by SIMC and affiliates and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates of providing such services, including a profitability analysis, SIMC's compliance program, and various other matters. Prior to the meeting, the Independent Trustees met separately by telephone with independent legal counsel to review materials prepared by SIMC and, on the basis of that discussion, the Independent Trustees prepared a written request for additional information from SIMC. In connection with the meeting, the Board also received extensive data provided by third parties and a memorandum from legal counsel regarding the responsibilities of Board and the responsibilities of the Independent Trustees in connection with their consideration of whether to approve the Advisory Agreement. In addition, the Independent Trustees met with independent legal counsel in executive session without the presence of management and participated in question and answer sessions with representatives of SIMC.

In addition, the Board called and held a meeting on March 9, 2005 to consider whether to renew the Sub-Advisory Agreement between SIMC and the sub-adviser on behalf of the Funds. The Board prepared a written request for information from the sub-adviser and received extensive written materials in response to that request. During the Board meeting, the Independent Trustees met in executive session to discuss the materials. The information provided in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                        15

--------------------------------------------------------------------------------



Board of Trustees Considerations in Approving the
Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)


As noted above, the Board requested and received written materials from SIMC and the sub-adviser. Specifically, this requested information and written response included: (a) the quality of SIMC's and the sub-adviser's investment management and other services; (b) SIMC's and the sub-adviser's investment management personnel; (c) SIMC's and the sub-adviser's operations and financial condition;
(d) SIMC's and the sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the sub-adviser's profitability from its Fund-related operations; (h) SIMC's and the sub-adviser's compliance systems; (i) SIMC's and the sub-adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the sub-adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the conclusion of the Board's deliberations, the Board and the Independent Trustees unanimously approved the Investment Advisory Agreements and approved the selection of SIMC and the sub-adviser to act in their respective capacities for the Funds. The approval was based on the Independent Trustees' and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the sub-adviser and their affiliates dedicated to the Funds;

  o each Fund's investment performance and how it compared to that of other comparable mutual funds;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

  o the profitability of SIMC and the sub-adviser and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the sub-adviser and their affiliates; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC and the sub-adviser to the Funds and the resources of SIMC and the sub-adviser and their affiliates dedicated to the Funds. In this regard, the Independent Trustees evaluated, among other things, SIMC's and the sub-adviser's personnel, experience, and track record. The Independent Trustees also considered SIMC's and the sub-adviser's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the sub-adviser to the Funds and the resources of SIMC and the sub-adviser and their affiliates dedicated to the Funds supported renewal of the Advisory Agreement and the Sub-Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Independent Trustees considered both market risk and shareholder risk expectations for each Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.



--------------------------------------------------------------------------------
16                        SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------





FUND EXPENSES. With respect to fees payable under the Investment Advisory Agreements, as well as each Fund's overall operating expenses, the Independent Trustees considered the rate of compensation under each of the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Independent Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Independent Trustees considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Fund in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Trustees also considered that SIMC and the sub-adviser have maintained the Funds' net operating expenses at competitive levels within their respective distribution channels. Following evaluation by the Independent Trustees, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Independent Trustees considered all forms and levels of compensation received by SIMC and the sub-adviser, including their respective affiliates, as a result of their role as investment advisers for the Funds, irrespective of whether SIMC or the sub-adviser received such compensation directly or indirectly. The Independent Trustees also considered whether the various levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the sub-adviser and any of their affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the sub-adviser is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Independent Trustees considered the existence of any economies of scale for a Fund and, if so, whether SIMC passed such savings to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Trustees' deliberation and their evaluation of the information described above, the Board and the Independent Trustees each unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under each of the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Independent Trustees and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Independent Trustees considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Investment Advisory Agreements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                        17

--------------------------------------------------------------------------------



Notice to Shareholders (Unaudited)


For shareholders that do not have a June 30, 2005 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2005 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2005, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                   (A)               (B)
                                LONG TERM         ORDINARY
                              CAPITAL GAINS        INCOME             TOTAL
                              DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS
FUND                           (TAX BASIS)       (TAX BASIS)      (TAX BASIS)
Treasury Securities Fund            0%               100%             100%
Prime Obligation Fund               0%               100%             100%


                                   (C)
                                DIVIDENDS
                               QUALIFYING            (D)
                              FOR CORPORATE      QUALIFYING            (E)
                             DIVIDENDS REC.       DIVIDEND       U.S. GOVERNMENT
FUND                          DEDUCTIONS(1)       INCOME(2)        INTEREST(3)
Treasury Securities Fund            0%                0%               28%
Prime Obligation Fund               0%                0%                1%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of "Total Ordinary Income Distributions." Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the SEI Liquid Asset Trust Prime Obligation Fund who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.
Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.




--------------------------------------------------------------------------------
18                        SEI Liquid Asset Trust / Annual Report / June 30, 2005

--------------------------------------------------------------------------------



Shareholder Voting Results (Unaudited)

At a special meeting held on October 27, 2004, the Trust's shareholders voted on the proposals listed below.
The results of the voting were as follows:

PROPOSAL 1:           To elect Trustees of the Trust

                                                            % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                      ---------------                 ------------------               ---------------
                                                      Rosemarie B. Greco
Affirmative           518,167,838.355                      57.812%                          98.913%
Withhold                5,694,763.610                       0.635%                           1.087%

Total                 523,862,601.965                      58.447%                         100.000%

                                                        Nina Lesavoy

Affirmative           518,191,796.976                      57.815%                          98.918%
Withhold                5,670,804.989                       0.632%                           1.082%

Total                 523,862,601.965                      58.447%                         100.000%

                                                       James M. Williams

Affirmative           518,218,819.553                      57.818%                          98.923%
Withhold                5,643,782.412                       0.629%                           1.077%

Total                 523,862,601.965                      58.447%                         100.000%

PROPOSAL 2:           To approve eliminating or reclassifying the fundamental policy that the Prime Obligation Fund may only purchase securities with a remaining maturity of 365 days or less.

                                                            % OF
                         NUMBER OF                       OUTSTANDING                     % OF SHARES
                          SHARES                            SHARES                          PRESENT
                      ---------------                 ------------------               ---------------
Affirmative           412,964,368.943                      48.117%                          79.560%
Against                 4,952,030.475                       0.577%                           0.954%
Abstain                10,843,020.646                       1.263%                           2.089%
Broker Non-votes       90,301,115.000                      10.521%                          17.397%

Total                 519,060,535.064                      60.479%                         100.000%



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2005                        19

--------------------------------------------------------------------------------



Notes

--------------------------------------------------------------------------------

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2005




Robert A. Nesher, Chairman

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams


OFFICERS
Edward D. Loughlin
President and Chief Executive Officer

Peter (Pedro) A. Rodriguez
Controller and Chief Financial Officer

Timothy D. Barto
Vice President, Secretary

Jack J. McCue
Vice President

Sofia A. Rosala
Vice President, Assistant Secretary

Philip T. Masterson
Vice President, Assistant Secretary

James Ndiaye
Vice President, Assistant Secretary

Michael T. Pang
Vice President, Assistant Secretary

Nicole Welch
Anti-Money Laundering Compliance Officer

Thomas D. Jones, III
Chief Compliance Officer



INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)


[BACKGROUND GRAPHIC OMITTED]



[SEI INVESTMENTS LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-097 (6/05)

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which PricewaterhouseCoopers LLP (PwC) billed the Trust for services as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit      $27,350                 N/A         N/A               $25,300           N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-     N/A               $34,645(1)        N/A               N/A               $262,502(2)       N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax        N/A               N/A               N/A               N/A               N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All        N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

(1)      Includes fees for: 404 Readiness Assistance for SEI.

(2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 Readiness Assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2005             2004
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%
                ---------------------------- ----------------- ----------------


(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       SEI Liquid Asset Trust

By (Signature and Title)*                          /s/ Edward Loughlin
                                                   --------------------
                                                   Edward D. Loughlin
                                                   President & CEO

Date: August 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                          /s/ Edward Loughlin
                                                   --------------------
                                                   Edward D. Loughlin
                                                   President & CEO

Date: August 22, 2005

By (Signature and Title)*                          /s/ Peter Rodriguez
                                                   ---------------------
                                                   Peter (Pedro) A. Rodriguez
                                                   Controller & CFO

Date: August 22, 2005

* Print the name and title of each signing officer under his or her signature.